Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	December 31,
	2021	2022
Deductible VAT input	1,040,024	779,694
Prepayment to vendors	167,453	541,457
Deposits	84,421	349,651
Receivables from JAC	20,939	196,075
Receivables from third party online payment service providers	74,464	154,264
Receivable of reimbursement from the depositary bank	80,461	87,170
Interest receivable	97,734	10,167
Derivative assets (Note 2(q))	104,277	—
Other receivables	184,302	131,963
Less: Allowance for credit losses	(3,932)	(4,033)
Total	1,850,143	2,246,408